SHARE-BASED COMPENSATION - Information for Share Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	$ 682	$ 0	$ 226
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	0	0	58
Intrinsic value of share options exercised	$ 0	$ 0	$ 7
2021 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 0.81	$ 1.16	$ 1.82
Proceeds from the exercise of share options	$ 682	$ 0	$ 168
Intrinsic value of share options exercised	$ 182	$ 0	$ 120